INCOME (LOSS) PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME (LOSS) PER COMMON SHARE
Earnings per share
	March 31,
	2022	2021

Net loss	(1,055)	(572)
Basic weighted average number of shares outstanding	20,683	13,172
Net loss per share (basic)	(0.05)	(0.04)
Diluted weighted average number of shares outstanding	20,683	13,172
Net loss per share (diluted)	(0.05)	(0.04)

Dilutive equity instruments (number of equivalent units):
Stock options	917	-
Preferred stock	15,572	17,994
Convertible debt	2,018	315
Warrants	13,609	17,400
Total Dilutive instruments	32,116	35,709

	December 31,
	2021	2020

Net loss	(2,431)	(401)
Basic weighted average number of shares outstanding	13,377	10,767
Net loss per share (basic)	(0.18)	(0.04)
Diluted weighted average number of shares outstanding	13,377	10,767
Net loss per share (diluted)	(0.18)	(0.04)

Dilutive equity instruments (number of equivalent units):
Stock options	1,867	-
Preferred stock	18,253	-
Convertible debt	964	62,095
Warrants	15,655	7,683
Total Dilutive instruments	36,739	69,778